Summary of significant accounting policies - Additional Information (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2021 USD ($) segment	Dec. 31, 2020 USD ($) segment reporting_unit	Dec. 31, 2019 USD ($)	Jan. 01, 2019 USD ($)
Accounting Policies [Abstract]
Number of reporting segments | segment	2	1
Other than temporary impairment losses		$ 0	$ 0
Property, Plant and Equipment [Line Items]
Number of reporting units | reporting_unit		1
Impairment of goodwill		$ 0	0
Allowances for uncollectible reinsurance recoverable		0	0
HIF paid		8,022,000	0
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating lease ROU assets	$ 5,828,000	7,882,000	$ 11,097,000
Operating lease liabilities	$ 8,547,000	$ 11,144,000
Minimum
Property, Plant and Equipment [Line Items]
Useful lives of property and equipment, net		3 years
Maximum
Property, Plant and Equipment [Line Items]
Useful lives of property and equipment, net		7 years
Cumulative Effect, Period of Adoption, Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating lease ROU assets				$ 14,300,000
Operating lease liabilities				$ 17,400,000